Accumulated Other Comprehensive Income (Loss) - Summary of Changes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in AOCIL [Roll Forward]
Balances at beginning of period	$ 398,484	$ 389,522	$ 350,169
Other comprehensive loss before reclassifications	(93,481)	(8,408)	12,015
Amounts reclassified from AOCIL	217	(1,115)	1,795
Other comprehensive income (loss)	(93,264)	(9,523)	13,810
Balances at end of period	347,596	398,484	389,522
Accumulated Other Comprehensive Income (Loss)
Changes in AOCIL [Roll Forward]
Balances at beginning of period	501	10,024	(3,786)
Other comprehensive income (loss)	(93,264)	(9,523)	13,810
Balances at end of period	(92,763)	501	10,024
Unrealized Gains (Losses) on Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	6,299	15,822	3,739
Other comprehensive loss before reclassifications	(75,258)	(8,408)	12,294
Amounts reclassified from AOCIL	217	(1,115)	(211)
Other comprehensive income (loss)	(75,041)	(9,523)	12,083
Balances at end of period	(68,742)	6,299	15,822
Unrealized Losses on Securities Transferred to Securities HTM
Changes in AOCIL [Roll Forward]
Balances at beginning of period	0	0	0
Other comprehensive loss before reclassifications	(18,223)	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	(18,223)	0	0
Balances at end of period	(18,223)	0	0
Dispropor- tionate Tax Effects from Securities AFS
Changes in AOCIL [Roll Forward]
Balances at beginning of period	(5,798)	(5,798)	(5,798)
Other comprehensive loss before reclassifications	0	0	0
Amounts reclassified from AOCIL	0	0	0
Other comprehensive income (loss)	0	0	0
Balances at end of period	(5,798)	(5,798)	(5,798)
Unrealized Losses on Cash Flow Hedges
Changes in AOCIL [Roll Forward]
Balances at beginning of period	0	0	(1,727)
Other comprehensive loss before reclassifications	0	0	(279)
Amounts reclassified from AOCIL	0	0	2,006
Other comprehensive income (loss)	0	0	1,727
Balances at end of period	$ 0	$ 0	$ 0